RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - ROU ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 81,447	$ 77,958
Additions	34,863	18,502
Write-downs, impairments, and accelerated depreciation	(6,614)	(1,657)
Depreciation, right-of-use assets	(14,128)	(13,356)
Ending balance	$ 95,568	$ 81,447